Non-Controlling Interests - Additional Information (Details)						1 Months Ended	5 Months Ended	12 Months Ended
	Jun. 02, 2021 CNY (¥)	Sep. 29, 2019 CNY (¥)	Sep. 26, 2019 CNY (¥)	Oct. 26, 2018 CNY (¥)	Feb. 28, 2017 CNY (¥)	Feb. 28, 2017 CNY (¥) item	Jun. 02, 2021 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
NON-CONTROLLING INTERESTS
Adjustment to redeemable non-controlling interests	¥ 24,310,333
Loss from continuing operations before income taxes								¥ (37,949,694)	$ (5,955,136)	¥ (110,853,584)	¥ (141,261,615)
Gain (loss) on disposal of subsidiaries and others								¥ 33,542,154	$ 5,263,496	(1,767,800)	(7,850)
Muhua Investment
NON-CONTROLLING INTERESTS
Cash consideration for new financing agreement with Muhua investment		¥ 5,000,000
Muhua Investment | Maximum
NON-CONTROLLING INTERESTS
Percentage of equity interest			56.00%
Muhua Investment | Minimum
NON-CONTROLLING INTERESTS
Percentage of equity interest			54.60%
Muhua Shangce
NON-CONTROLLING INTERESTS
Equity interest acquired			50.00%
Redemption value			¥ 2,500,000
Loss from continuing operations before income taxes							¥ 3,441,545			12,446,417	13,942,238
Net loss attributable to ATA Creativity Global							¥ 1,879,084			6,795,744	¥ 7,747,482
Gain (loss) on disposal of subsidiaries and others	¥ 33,542,154
The investors
NON-CONTROLLING INTERESTS
Number of investors | item						2
Equity interest acquired			50.00%			20.00%
Redemption period			5 years		6 years
Redemption value			¥ 2,500,000		¥ 34,000,000	¥ 34,000,000				¥ 2,500,000
Redemption value interest rate			8.00%		8.00%	8.00%
ATA Education | Muhua Shangce | Limited Partnership
NON-CONTROLLING INTERESTS
Percentage of shares approved to be transferred				24.00%						24.00%
Total consideration				¥ 1,500,000
ATA Education | Muhua Shangce | Chief Executive Officer
NON-CONTROLLING INTERESTS
Sold equity interest percentage	54.60%